Note 14 - Commitments (Details) - Future Payments Under Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Payments Under Operating Leases [Abstract]
2015	$ 221
2016	226
2017	230
2018	238
2019	240
Thereafter	203
$ 1,358